UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2019

Date of reporting period:	5/31/2019

Item 1 – Reports to Stockholders

PGIM JENNISON FINANCIAL SERVICES FUND

SEMIANNUAL REPORT

MAY 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Financial Services Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Financial Services Fund informative and useful. The report covers performance for the six-month period ended May 31, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Financial Services Fund

July 15, 2019

PGIM Jennison Financial Services Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 5/31/19 (without sales charges)	Average Annual Total Returns as of 5/31/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	1.95	–9.65	–0.54	7.32	—
Class B	1.57	–9.98	–0.35	7.16	—
Class C	1.65	–6.05	–0.11	7.19	—
Class R	1.91	–4.64	0.39	N/A	5.90 (2/3/12)
Class Z	2.21	–4.01	0.91	8.28	—
Class R6	2.21	–4.01	N/A	N/A	–6.31 (1/26/18)
S&P Composite 1500 Financials Index
	–2.59	–3.11	9.83	12.40	—
S&P Composite 1500 Index
	0.28	2.70	9.45	13.98	—
Lipper Financial Services Funds Average
	–2.33	–7.28	6.86	10.38	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P Composite 1500 Financials Index—The S&P Composite 1500 Financials Index is an unmanaged index that comprises those companies included in the S&P Composite 1500, an index that combines the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index, that are classified as members of the GICS financials sector. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares is 13.86% and Class R6 shares is –7.59%.

S&P Composite 1500 Index—The S&P Composite 1500 Index is an unmanaged index of near 500 of the largest, established, publicly traded stocks in the S&P 500 Index, the 400 largest companies outside of the S&P 500 Index contained in the S&P Mid-Cap 400 Index, and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares is 12.81% and Class R6 shares is –0.28%.

Lipper Financial Services Funds Average—The Lipper Financial Services Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Financial Services Funds universe. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R shares is 11.33% and Class R6 shares is –7.58%.

PGIM Jennison Financial Services Fund	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 5/31/19 (%)
Mastercard, Inc., Data Processing & Outsourced Services	8.2
Visa, Inc., Data Processing & Outsourced Services	6.9
FleetCor Technologies, Inc., Data Processing & Outsourced Services	6.9
JPMorgan Chase & Co., Diversified Banks	6.5
Bank of America Corp., Diversified Banks	6.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/19 (%)
Data Processing & Outsourced Services	29.0
Diversified Banks	18.4
Regional Banks	14.7
Investment Banking & Brokerage	8.3
Property & Casualty Insurance	5.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Financial Services Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Financial Services Fund		Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,019.50	1.37%	$6.90
	Hypothetical	$1,000.00	$1,018.10	1.37%	$6.89
Class B	Actual	$1,000.00	$1,015.70	2.31%	$11.61
	Hypothetical	$1,000.00	$1,013.41	2.31%	$11.60
Class C	Actual	$1,000.00	$1,016.50	2.08%	$10.46
	Hypothetical	$1,000.00	$1,014.56	2.08%	$10.45
Class R	Actual	$1,000.00	$1,019.10	1.64%	$8.26
	Hypothetical	$1,000.00	$1,016.75	1.64%	$8.25
Class Z	Actual	$1,000.00	$1,022.10	1.05%	$5.29
	Hypothetical	$1,000.00	$1,019.70	1.05%	$5.29
Class R6	Actual	$1,000.00	$1,022.10	1.00%	$5.04
	Hypothetical	$1,000.00	$1,019.95	1.00%	$5.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2019, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of May 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS

Asset Management & Custody Banks 3.8%
BrightSphere Investment Group PLC	219,573	$2,358,214
St. James’s Place PLC (United Kingdom)	252,620	3,337,037

		5,695,251

Consumer Finance 5.3%
Capital One Financial Corp.	47,642	4,091,019
SLM Corp.	389,255	3,701,815

		7,792,834

Data Processing & Outsourced Services 29.0%
Adyen NV (Netherlands), 144A*	10,062	8,081,581
FleetCor Technologies, Inc.*	39,782	10,272,110
Mastercard, Inc. (Class A Stock)	48,417	12,176,391
PayPal Holdings, Inc.*	15,454	1,696,077
Square, Inc. (Class A Stock)*	8,751	542,124
Visa, Inc. (Class A Stock)	63,785	10,290,434

		43,058,717

Diversified Banks 18.4%
Bank of America Corp.	334,634	8,901,264
Citigroup, Inc.	142,930	8,883,100
JPMorgan Chase & Co.	90,344	9,572,850

		27,357,214

Financial Exchanges & Data 2.3%
S&P Global, Inc.	15,654	3,348,077

Investment Banking & Brokerage 8.3%
Goldman Sachs Group, Inc. (The)	35,148	6,414,159
Moelis & Co. (Class A Stock)	81,426	2,587,718
TD Ameritrade Holding Corp.	66,369	3,301,858

		12,303,735

Life & Health Insurance 5.1%
Brighthouse Financial, Inc.*	21,945	778,828
MetLife, Inc.	145,306	6,714,590

		7,493,418

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Mortgage REITs 2.1%
MFA Financial, Inc.	169,571	$1,193,780
Starwood Property Trust, Inc.	89,768	1,979,384

		3,173,164

Property & Casualty Insurance 5.6%
Chubb Ltd.	57,019	8,328,765

Regional Banks 14.7%
Ameris Bancorp	53,862	1,900,790
BankUnited, Inc.	94,402	3,066,177
BB&T Corp.	86,139	4,026,998
East West Bancorp, Inc.	44,657	1,907,747
Pinnacle Financial Partners, Inc.	73,918	3,913,958
PNC Financial Services Group, Inc. (The)	34,257	4,359,546
Seacoast Banking Corp. of Florida*	111,974	2,596,677

		21,771,893

Reinsurance 2.8%
RenaissanceRe Holdings Ltd. (Bermuda)	23,561	4,109,981

Thrifts & Mortgage Finance 1.8%
Sterling Bancorp, Inc.	300,604	2,672,370

TOTAL LONG-TERM INVESTMENTS (cost $125,194,029)		147,105,419

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $607,455)(w)	607,455	607,455

TOTAL INVESTMENTS 99.6% (cost $125,801,484)		147,712,874
Other assets in excess of liabilities 0.4%		607,752

NET ASSETS 100.0%		$148,320,626

See Notes to Financial Statements.

12

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investments Portfolios 2 -PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Asset Management & Custody Banks	$2,358,214	$3,337,037	$—
Consumer Finance	7,792,834	—	—
Data Processing & Outsourced Services.	34,977,136	8,081,581	—
Diversified Banks	27,357,214	—	—
Financial Exchanges & Data	3,348,077	—	—
Investment Banking & Brokerage	12,303,735	—	—
Life & Health Insurance	7,493,418	—	—
Mortgage REITs.	3,173,164	—	—
Property & Casualty Insurance	8,328,765	—	—
Regional Banks.	21,771,893	—	—
Reinsurance	4,109,981	—	—
Thrifts & Mortgage Finance	2,672,370	—	—
Affiliated Mutual Fund	607,455	—	—

Total	$136,294,256	$11,418,618	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of May 31, 2019 were as follows:

Data Processing & Outsourced Services	29.0%
Diversified Banks	18.4
Regional Banks	14.7
Investment Banking & Brokerage	8.3
Property & Casualty Insurance	5.6%
Consumer Finance	5.3
Life & Health Insurance	5.1
Asset Management & Custody Banks	3.8

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	13

Schedule of Investments (unaudited) (continued)

as of May 31, 2019

Industry Classification (continued):

Reinsurance	2.8%
Financial Exchanges & Data	2.3
Mortgage REITs	2.1
Thrifts & Mortgage Finance	1.8
Affiliated Mutual Fund	0.4

99.6%
Other assets in excess of liabilities	0.4

100.0%

See Notes to Financial Statements.

14

Statement of Assets & Liabilities (unaudited)

as of May 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $125,194,029)	$147,105,419
Affiliated investments (cost $607,455)	607,455
Receivable for investments sold	865,051
Dividends receivable	192,642
Receivable for Fund shares sold	162,640
Tax reclaim receivable	60,959
Prepaid expenses	34,415

Total Assets	149,028,581

Liabilities
Payable for Fund shares reacquired	349,811
Payable for investments purchased	121,643
Management fee payable	96,381
Accrued expenses and other liabilities	83,182
Distribution fee payable	43,449
Affiliated transfer agent fee payable	13,489

Total Liabilities	707,955

Net Assets	$148,320,626

Net assets were comprised of:
Common stock, at par	$106,540
Paid-in capital in excess of par	131,423,531
Total distributable earnings (loss)	16,790,555

Net assets, May 31, 2019	$148,320,626

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	15

Statement of Assets & Liabilities (unaudited)

as of May 31, 2019

Class A
Net asset value and redemption price per share, ($77,668,552 ÷ 5,533,860 shares of common stock issued and outstanding)	$14.04
Maximum sales charge (5.50% of offering price)	0.82

Maximum offering price to public	$14.86

Class B
Net asset value, offering price and redemption price per share,
($2,290,105 ÷ 183,970 shares of common stock issued and outstanding)	$12.45

Class C
Net asset value, offering price and redemption price per share,
($17,193,128 ÷ 1,375,824 shares of common stock issued and outstanding)	$12.50

Class R
Net asset value, offering price and redemption price per share,
($12,281,288 ÷ 875,967 shares of common stock issued and outstanding)	$14.02

Class Z
Net asset value, offering price and redemption price per share,
($38,877,858 ÷ 2,683,749 shares of common stock issued and outstanding)	$14.49

Class R6
Net asset value, offering price and redemption price per share,
($9,695 ÷ 669 shares of common stock issued and outstanding)	$14.49

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended May 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$1,435,374
Affiliated dividend income	20,846
Affiliated income from securities lending, net	1,064

Total income	1,457,284

Expenses
Management fee	574,720
Distribution fee(a)	287,728
Transfer agent’s fees and expenses (including affiliated expense of $42,391)(a)	124,834
Registration fees(a)	42,501
Custodian and accounting fees	36,764
Shareholders’ reports	19,067
Audit fee	11,992
Legal fees and expenses	9,266
Directors’ fees	7,583
Miscellaneous	13,052

Total expenses	1,127,507
Less: Fee waiver and/or expense reimbursement(a)	(14,815)
Distribution fee waiver(a)	(16,934)

Net expenses	1,095,758

Net investment income (loss)	361,526

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(62))	(5,204,843)
Foreign currency transactions	(6,659)

(5,211,502)

Net change in unrealized appreciation (depreciation) on:
Investments	7,153,799
Foreign currencies	1,956

7,155,755

Net gain (loss) on investment and foreign currency transactions	1,944,253

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,305,779

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	112,250	13,455	111,222	50,801	—	—
Transfer agent’s fees and expenses	65,621	5,588	16,098	11,567	25,927	33
Registration fees	6,892	6,396	6,436	6,505	7,635	8,637
Fee waiver and/or expense reimbursement	—	(6,151)	—	—	—	(8,664)
Distribution fee waiver	—	—	—	(16,934)	—	—

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2019	Year Ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$361,526	$444,456
Net realized gain (loss) on investment and foreign currency transactions	(5,211,502)	2,553,164
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	7,155,755	(8,106,036)

Net increase (decrease) in net assets resulting from operations	2,305,779	(5,108,416)

Dividends and Distributions
Distributions from distributable earnings
Class A	(519,769)	(988,309)
Class B	(15,129)	(38,338)
Class C	(127,546)	(234,962)
Class R	(66,816)	(174,778)
Class Z	(428,336)	(663,457)
Class R6	(93)	—

	(1,157,689)	(2,099,844)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	9,136,062	34,505,963
Net asset value of shares issued in reinvestment of dividends and distributions	1,122,840	2,003,311
Cost of shares reacquired	(29,806,119)	(46,758,951)

Net increase (decrease) in net assets from Fund share transactions	(19,547,217)	(10,249,677)

Total increase (decrease)	(18,399,127)	(17,457,937)

Net Assets:
Beginning of period	166,719,753	184,177,690

End of period	$148,320,626	$166,719,753

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of three series: PGIM Jennison Financial Services Fund, PGIM Jennison Health Sciences Fund and PGIM Jennison Utility Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison Financial Services Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

PGIM Jennison Financial Services Fund	19

Notes to Financial Statements (unaudited) (continued)

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.

20

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

PGIM Jennison Financial Services Fund	21

Notes to Financial Statements (unaudited) (continued)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned

22

and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Financial Services Fund	23

Notes to Financial Statements (unaudited) (continued)

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to $1 billion and 0.70% of average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the reporting period ended May 31, 2019.

The Manager has contractually agreed, through March 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 2.31% of average daily net assets for Class B shares or 1.00% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed

24

total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS contractually agreed to limit such fees to 0.50% of the average daily net assets of Class R shares through March 31, 2020.

For the reporting period ended May 31, 2019, PIMS received $26,569 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended May 31, 2019, PIMS received $463, $1,499 and $1,141 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a

PGIM Jennison Financial Services Fund	25

Notes to Financial Statements (unaudited) (continued)

quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2019, were $13,117,212 and $34,128,518, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended May 31, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$261,990	$20,343,949	$19,998,484	$—	$—	$607,455	607,455	$20,846
PGIM Institutional Money Market Fund*
8	10,013,850	10,013,796	—	(62)	—	—	1,064	**

$261,998	$30,357,799	$30,012,280	$—	$(62)	$607,455		$21,910

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended May 31, 2019, no 17a-7 transactions were entered into by the Fund.

26

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2019 were as follows:

Tax Basis	$126,043,382

Gross Unrealized Appreciation	31,722,680
Gross Unrealized Depreciation	(10,053,188)

Net Unrealized Appreciation	$21,669,492

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 400 million shares of $0.01 par value per share common stock authorized, divided into seven classes, designated Class A, Class B, Class C, Class Z, Class R, Class T and Class R6 common stock, each of which consists of 50 million, 5 million, 40 million, 90 million, 75 million, 50 million and 90 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

PGIM Jennison Financial Services Fund	27

Notes to Financial Statements (unaudited) (continued)

As of May 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 632 Class R6 shares of the Fund. At reporting period end, six shareholders of record, each holding greater than 5% of the Fund, held 57% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2019:
Shares sold	170,766	$2,333,922
Shares issued in reinvestment of dividends and distributions	41,881	500,900
Shares reacquired	(641,705)	(8,688,037)

Net increase (decrease) in shares outstanding before conversion	(429,058)	(5,853,215)
Shares issued upon conversion from other share class(es)	489,445	7,101,226
Shares reacquired upon conversion into other share class(es)	(67,371)	(968,737)

Net increase (decrease) in shares outstanding	(6,984)	$279,274

Year ended November 30, 2018:
Shares sold	842,587	$12,409,231
Shares issued in reinvestment of dividends and distributions	66,167	947,511
Shares reacquired	(1,023,121)	(15,105,107)

Net increase (decrease) in shares outstanding before conversion	(114,367)	(1,748,365)
Shares issued upon conversion from other share class(es)	124,485	1,883,436
Shares reacquired upon conversion into other share class(es)	(235,702)	(3,470,726)

Net increase (decrease) in shares outstanding	(225,584)	$(3,335,655)

Class B
Six months ended May 31, 2019:
Shares sold	2,009	$21,874
Shares issued in reinvestment of dividends and distributions	1,358	14,459
Shares reacquired	(29,692)	(358,959)

Net increase (decrease) in shares outstanding before conversion	(26,325)	(322,626)
Shares reacquired upon conversion into other share class(es)	(43,834)	(537,659)

Net increase (decrease) in shares outstanding	(70,159)	$(860,285)

Year ended November 30, 2018:
Shares sold	14,536	$193,513
Shares issued in reinvestment of dividends and distributions	2,848	36,598
Shares reacquired	(55,945)	(739,195)

Net increase (decrease) in shares outstanding before conversion	(38,561)	(509,084)
Shares reacquired upon conversion into other share class(es)	(111,601)	(1,508,870)

Net increase (decrease) in shares outstanding	(150,162)	$(2,017,954)

28

Class C	Shares	Amount
Six months ended May 31, 2019:
Shares sold	41,237	$494,995
Shares issued in reinvestment of dividends and distributions	11,335	121,059
Shares reacquired	(222,399)	(2,663,815)

Net increase (decrease) in shares outstanding before conversion	(169,827)	(2,047,761)
Shares reacquired upon conversion into other share class(es)	(512,947)	(6,655,298)

Net increase (decrease) in shares outstanding	(682,774)	$(8,703,059)

Year ended November 30, 2018:
Shares sold	194,109	$2,565,433
Shares issued in reinvestment of dividends and distributions	17,274	221,977
Shares reacquired	(419,075)	(5,555,013)

Net increase (decrease) in shares outstanding before conversion	(207,692)	(2,767,603)
Shares issued upon conversion from other share class(es)	22	288
Shares reacquired upon conversion into other share class(es)	(95,361)	(1,248,797)

Net increase (decrease) in shares outstanding	(303,031)	$(4,016,112)

Class R
Six months ended May 31, 2019:
Shares sold	59,429	$816,734
Shares issued in reinvestment of dividends and distributions	5,587	66,815
Shares reacquired	(270,806)	(3,759,409)

Net increase (decrease) in shares outstanding	(205,790)	$(2,875,860)

Year ended November 30, 2018:
Shares sold	264,582	$3,915,134
Shares issued in reinvestment of dividends and distributions	12,205	174,778
Shares reacquired	(376,264)	(5,549,305)

Net increase (decrease) in shares outstanding	(99,477)	$(1,459,393)

Class Z
Six months ended May 31, 2019:
Shares sold	381,416	$5,468,387
Shares issued in reinvestment of dividends and distributions	34,051	419,514
Shares reacquired	(1,033,030)	(14,335,899)

Net increase (decrease) in shares outstanding before conversion	(617,563)	(8,447,998)
Shares issued upon conversion from other share class(es)	75,303	1,110,256
Shares reacquired upon conversion into other share class(es)	(3,572)	(49,788)

Net increase (decrease) in shares outstanding	(545,832)	$(7,387,530)

Year ended November 30, 2018:
Shares sold	1,012,250	$15,412,282
Shares issued in reinvestment of dividends and distributions	42,171	622,447
Shares reacquired	(1,297,468)	(19,810,331)

Net increase (decrease) in shares outstanding before conversion	(243,047)	(3,775,602)
Shares issued upon conversion from other share class(es)	314,771	4,774,705
Shares reacquired upon conversion into other share class(es)	(27,921)	(430,036)

Net increase (decrease) in shares outstanding	43,803	$569,067

PGIM Jennison Financial Services Fund	29

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended May 31, 2019:
Shares sold	11	$150
Shares issued in reinvestment of dividends and distributions	7	93

Net increase (decrease) in shares outstanding	18	$243

Period ended November 30, 2018*:
Shares sold	651	$10,370

Net increase (decrease) in shares outstanding	651	$10,370

*	Commencement of offering was January 26, 2018.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2019. The average daily balance for the 15 days that the Fund had loans outstanding during the period was approximately $715,400, borrowed at a weighted average interest rate of 3.66%. The maximum loan outstanding amount during the period was $2,001,000. At May 31, 2019, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

30

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Financial Services Related Companies Risk: The Fund concentrates its investments in securities of financial services related companies. Financial services related companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition and other financial services related factors. The profitability of financial services companies, therefore, may be adversely affected under certain circumstances and in certain market cycles. Because financial services companies are vulnerable to these factors and cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are

PGIM Jennison Financial Services Fund	31

Notes to Financial Statements (unaudited) (continued)

effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31, 2019		Year Ended November 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.87		$14.49	$11.55	$12.17	$15.87	$17.34
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.04	0.17	0.18	0.12	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22		(0.49)	2.97	(0.58)	(2.09)	(0.18)
Total from investment operations	0.26		(0.45)	3.14	(0.40)	(1.97)	0.03
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.17)	(0.20)	(0.22)	(0.22)	(0.15)
Distributions from net realized gains	(0.06)		-	-	-	(1.51)	(1.35)
Total dividends and distributions	(0.09)		(0.17)	(0.20)	(0.22)	(1.73)	(1.50)
Net asset value, end of period	$14.04		$13.87	$14.49	$11.55	$12.17	$15.87
Total Return(b):	1.95%		(3.14)%	27.56%	(3.28)%	(13.54)%	0.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77,669		$76,836	$83,561	$80,431	$110,168	$190,097
Average net assets (000)	$75,034		$84,872	$82,660	$84,543	$140,368	$213,715
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.37%	(e)	1.33%	1.37%	1.42%	1.35%	1.31%
Expenses before waivers and/or expense reimbursement	1.37%	(e)	1.33%	1.37%	1.42%	1.35%	1.31%
Net investment income (loss)	0.53%	(e)	0.30%	1.29%	1.63%	0.87%	1.31%
Portfolio turnover rate(f)	9%		23%	128%	68%	65%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	33

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended May 31, 2019		Year Ended November 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.33		$12.96	$10.36	$10.94	$14.42	$15.91
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.09)	0.07	0.09	0.02	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.21		(0.44)	2.67	(0.52)	(1.87)	(0.18)
Total from investment operations	0.18		(0.53)	2.74	(0.43)	(1.85)	(0.09)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.10)	(0.14)	(0.15)	(0.12)	(0.05)
Distributions from net realized gains	(0.06)		-	-	-	(1.51)	(1.35)
Total dividends and distributions	(0.06)		(0.10)	(0.14)	(0.15)	(1.63)	(1.40)
Net asset value, end of period	$12.45		$12.33	$12.96	$10.36	$10.94	$14.42
Total Return(b):	1.57%		(4.12)%	26.68%	(4.00)%	(14.04)%	(0.56)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,290		$3,134	$5,240	$5,684	$8,704	$14,222
Average net assets (000)	$2,698		$4,240	$5,481	$6,396	$10,860	$15,963
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.31%	(e)	2.31%	2.07%	2.12%	2.05%	2.01%
Expenses before waivers and/or expense reimbursement	2.77%	(e)	2.42%	2.07%	2.12%	2.05%	2.01%
Net investment income (loss)	(0.42)%	(e)	(0.70)%	0.61%	0.93%	0.18%	0.61%
Portfolio turnover rate(f)	9%		23%	128%	68%	65%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended May 31, 2019		Year Ended November 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.37		$12.96	$10.36	$10.94	$14.42	$15.91
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.05)	0.07	0.09	0.02	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.20		(0.44)	2.67	(0.52)	(1.87)	(0.18)
Total from investment operations	0.19		(0.49)	2.74	(0.43)	(1.85)	(0.09)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.10)	(0.14)	(0.15)	(0.12)	(0.05)
Distributions from net realized gains	(0.06)		-	-	-	(1.51)	(1.35)
Total dividends and distributions	(0.06)		(0.10)	(0.14)	(0.15)	(1.63)	(1.40)
Net asset value, end of period	$12.50		$12.37	$12.96	$10.36	$10.94	$14.42
Total Return(b):	1.65%		(3.81)%	26.68%	(4.00)%	(14.04)%	(0.55)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,193		$25,457	$30,600	$30,352	$45,571	$63,519
Average net assets (000)	$22,304		$29,808	$30,591	$33,171	$52,237	$63,592
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.08%	(e)	2.02%	2.07%	2.12%	2.05%	2.01%
Expenses before waivers and/or expense reimbursement	2.08%	(e)	2.02%	2.07%	2.12%	2.05%	2.01%
Net investment income (loss)	(0.17)%	(e)	(0.39)%	0.59%	0.89%	0.20%	0.58%
Portfolio turnover rate(f)	9%		23%	128%	68%	65%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	35

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31, 2019		Year Ended November 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.83		$14.47	$11.54	$12.15	$15.84	$17.32
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.01	0.15	0.15	0.09	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23		(0.50)	2.96	(0.56)	(2.08)	(0.17)
Total from investment operations	0.25		(0.49)	3.11	(0.41)	(1.99)	(0.01)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.15)	(0.18)	(0.20)	(0.19)	(0.12)
Distributions from net realized gains	(0.06)		-	-	-	(1.51)	(1.35)
Total dividends and distributions	(0.06)		(0.15)	(0.18)	(0.20)	(1.70)	(1.47)
Net asset value, end of period	$14.02		$13.83	$14.47	$11.54	$12.15	$15.84
Total Return(b):	1.91%		(3.44)%	27.27%	(3.41)%	(13.69)%	(0.04)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,281		$14,966	$17,092	$8,534	$6,402	$4,594
Average net assets (000)	$13,583		$17,663	$14,192	$6,607	$5,333	$4,013
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.64%	(e)	1.59%	1.56%	1.62%	1.55%	1.51%
Expenses before waivers and/or expense reimbursement	1.89%	(e)	1.84%	1.81%	1.87%	1.80%	1.76%
Net investment income (loss)	0.26%	(e)	0.05%	1.16%	1.41%	0.70%	1.02%
Portfolio turnover rate(f)	9%		23%	128%	68%	65%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended May 31, 2019		Year Ended November 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.34		$14.97	$11.92	$12.56	$16.32	$17.79
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.10	0.22	0.21	0.16	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23		(0.52)	3.06	(0.59)	(2.14)	(0.18)
Total from investment operations	0.29		(0.42)	3.28	(0.38)	(1.98)	0.08
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.21)	(0.23)	(0.26)	(0.27)	(0.20)
Distributions from net realized gains	(0.06)		-	-	-	(1.51)	(1.35)
Total dividends and distributions	(0.14)		(0.21)	(0.23)	(0.26)	(1.78)	(1.55)
Net asset value, end of period	$14.49		$14.34	$14.97	$11.92	$12.56	$16.32
Total Return(b):	2.21%		(2.87)%	27.96%	(3.03)%	(13.24)%	0.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,878		$46,317	$47,684	$34,702	$66,380	$112,815
Average net assets (000)	$40,041		$50,663	$44,492	$40,929	$86,151	$116,858
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.05%	(e)	1.01%	1.06%	1.12%	1.05%	1.01%
Expenses before waivers and/or expense reimbursement	1.05%	(e)	1.01%	1.06%	1.12%	1.05%	1.01%
Net investment income (loss)	0.85%	(e)	0.64%	1.66%	1.90%	1.19%	1.59%
Portfolio turnover rate(f)	9%		23%	128%	68%	65%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	37

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31, 2019		January 26, 2018(a) through November 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.34		$16.00
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23		(1.76)
Total from investment operations	0.29		(1.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		-
Distributions from net realized gains	(0.06)		-
Total dividends and distributions	(0.14)		-
Net asset value, end of period	$14.49		$14.34
Total Return(c):	2.21%		(10.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$9
Average net assets (000)	$9		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00%	(e)	1.00%	(e)
Expenses before waivers and/or expense reimbursement	185.13%	(e)	272.24%	(e)
Net investment income (loss)	0.91%	(e)	0.80%	(e)
Portfolio turnover rate(f)	9%		23%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Financial Services Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FINANCIAL SERVICES FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	PFSAX	PUFBX	PUFCX	PSSRX	PFSZX	PFSQX
CUSIP	74441P106	74441P205	74441P304	74441P783	74441P403	74441P734

MF188E2

PGIM JENNISON HEALTH SCIENCES FUND

SEMIANNUAL REPORT

MAY 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

IMPORTANT NOTE: The Fund is generally closed to new investors. See “More About the Fund’s Investment Strategies, Investments and Risks” in the Fund’s Prospectus for details.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC.

Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Jennison Health Sciences Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Health Sciences Fund informative and useful. The report covers performance for the six-month period ended May 31, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Health Sciences Fund

July 15, 2019

PGIM Jennison Health Sciences Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 5/31/19 (without sales charges)	Average Annual Total Returns as of 5/31/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–7.16	–10.22	8.23	17.14	—
Class B	–7.58	–9.84	8.52	16.96	—
Class C	–7.45	–6.44	8.71	16.99	—
Class R	–7.33	–5.33	9.20	N/A	14.98 (2/3/12)
Class Z	–7.01	–4.73	9.78	18.16	—
Class R6	–6.97	–4.68	N/A	N/A	10.52 (1/27/16)
S&P 1500 Health Care Index
	–7.66	6.65	10.08	15.58	—
S&P Composite 1500 Index
	0.28	2.70	9.45	13.98	—
Lipper Health/Biotechnology Funds Average
	–5.59	–1.92	8.93	15.71	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 1500 Health Care Index—The S&P 1500 Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the health care sector of the S&P Composite 1500 Index. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares are 15.24% and 10.77% for Class R6 shares.

S&P Composite 1500 Index—The S&P 1500 Index is an unmanaged index of near 500 of the largest, established, publicly traded stocks in the S&P 500 Index; the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index. It gives a broad look at how US stock prices have performed. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares are 12.81% and 13.26% for Class R6 shares.

Lipper Health/Biotechnology Funds Average—The Lipper Health/Biotechnology Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Health/Biotechnology Funds universe for the periods noted. Funds in the Lipper Average invest primarily in shares of companies engaged in health care,

PGIM Jennison Health Sciences Fund	7

Your Fund’s Performance (continued)

medicine, and biotechnology. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R shares are 14.34% and 10.18% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 5/31/19 (%)
Illumina, Inc., Life Sciences Tools & Services	5.1
Sage Therapeutics, Inc., Biotechnology	4.9
BioMarin Pharmaceutical, Inc., Biotechnology	4.6
Sarepta Therapeutics, Inc., Biotechnology	4.0
UnitedHealth Group, Inc., Managed Health Care	3.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/19 (%)
Biotechnology	42.3
Pharmaceuticals	16.9
Health Care Equipment	15.8
Life Sciences Tools & Services	9.3
Managed Health Care	8.5

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM Jennison Health Sciences Fund	9

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Health Sciences Fund		Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$928.40	1.15%	$5.53
	Hypothetical	$1,000.00	$1,019.20	1.15%	$5.79
Class B	Actual	$1,000.00	$924.20	2.11%	$10.12
	Hypothetical	$1,000.00	$1,014.41	2.11%	$10.60
Class C	Actual	$1,000.00	$925.50	1.83%	$8.79
	Hypothetical	$1,000.00	$1,015.81	1.83%	$9.20
Class R	Actual	$1,000.00	$926.70	1.55%	$7.45
	Hypothetical	$1,000.00	$1,017.20	1.55%	$7.80
Class Z	Actual	$1,000.00	$929.90	0.86%	$4.14
	Hypothetical	$1,000.00	$1,020.64	0.86%	$4.33
Class R6	Actual	$1,000.00	$930.30	0.82%	$3.95
	Hypothetical	$1,000.00	$1,020.84	0.82%	$4.13

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2019, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of May 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.5%

COMMON STOCKS 98.3%

Biotechnology 42.3%
Agios Pharmaceuticals, Inc.*(a)	261,875	$12,090,769
Aileron Therapeutics, Inc.*(a)	1,100,573	1,100,573
Alexion Pharmaceuticals, Inc.*	423,297	48,120,403
Allogene Therapeutics, Inc.*(a)	344,499	9,036,209
Amicus Therapeutics, Inc.*(a)	3,136,734	35,350,992
AnaptysBio, Inc.*(a)	108,324	7,887,070
Apellis Pharmaceuticals, Inc.*	368,569	7,404,551
Argenx SE (Netherlands), ADR*(a)	172,917	21,377,729
Ascletis Pharma, Inc. (China), 144A*(a)	4,379,330	3,577,080
Assembly Biosciences, Inc.*	1,875,681	26,334,561
Audentes Therapeutics, Inc.*	444,981	15,627,733
BioMarin Pharmaceutical, Inc.*	1,103,318	90,736,872
Bluebird Bio, Inc.*(a)	211,552	25,369,316
Blueprint Medicines Corp.*	140,870	10,706,120
CStone Pharmaceuticals (China), 144A*	4,999,654	7,305,435
DBV Technologies SA (France), ADR*(a)	401,635	3,622,748
Exact Sciences Corp.*(a)	574,333	59,518,129
Fate Therapeutics, Inc.*(a)	364,174	7,021,275
GlycoMimetics, Inc.*(a)	1,028,787	12,180,838
Gossamer Bio, Inc.*	493,772	9,040,965
Immunomedics, Inc.*(a)	1,955,128	25,553,523
Innovent Biologics, Inc. (China), 144A*(a)	591,945	1,809,396
Intercept Pharmaceuticals, Inc.*(a)	93,970	7,782,595
Invitae Corp.*	258,085	4,503,583
Madrigal Pharmaceuticals, Inc.*(a)	142,508	13,167,739
Mirati Therapeutics, Inc.*(a)	339,643	23,024,399
Natera, Inc.*	1,789,756	40,985,412
Neurocrine Biosciences, Inc.*	355,007	30,097,494
ProQR Therapeutics NV (Netherlands)*	1,725,935	20,935,592
Repligen Corp.*(a)	157,903	10,969,521
Rubius Therapeutics, Inc.*(a)	358,703	5,186,845
Sage Therapeutics, Inc.*(a)	559,779	96,209,217
Sarepta Therapeutics, Inc.*(a)	690,340	78,595,209
Shanghai Junshi Biosciences Co. Ltd. (China) (Class H Stock), 144A*(a)	998,377	3,676,186
Sutro Biopharma, Inc.*	119,157	1,364,348
Turning Point Therapeutics, Inc.*	162,290	5,650,938
Vertex Pharmaceuticals, Inc.*	257,492	42,790,021
Viking Therapeutics, Inc.*(a)	333,004	2,560,801
Zai Lab Ltd. (China), ADR*	153,434	4,021,505

		832,293,692

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Services 2.4%
Cigna Corp.	189,123	$27,993,987
Guardant Health, Inc.*(a)	243,966	18,756,106

		46,750,093

Health Care Equipment 15.8%
Abbott Laboratories	604,246	46,001,248
ABIOMED, Inc.*(a)	37,770	9,892,718
Avedro, Inc.*	181,353	3,311,506
Boston Scientific Corp.*	1,407,344	54,056,083
Danaher Corp.	179,827	23,738,962
DexCom, Inc.*(a)	324,967	39,418,497
Edwards Lifesciences Corp.*	253,349	43,246,674
Insulet Corp.*(a)	53,667	5,892,100
Intuitive Surgical, Inc.*	120,527	56,026,976
iRhythm Technologies, Inc.*	113,288	7,755,697
Shockwave Medical, Inc.*(a)	102,692	6,139,955
Teleflex, Inc.	54,003	15,569,065

		311,049,481

Health Care Supplies 1.9%
Align Technology, Inc.*	103,908	29,546,240
Silk Road Medical, Inc.*	196,342	8,375,949

		37,922,189

Health Care Technology 1.2%
Tabula Rasa HealthCare, Inc.*(a)	313,820	14,175,250
Teladoc Health, Inc.*(a)	145,402	8,450,764

		22,626,014

Life Sciences Tools & Services 9.3%
ARYA Sciences Acquisition Corp., UTS*	557,818	5,904,504
Avantor, Inc.*(a)	2,145,569	37,547,457
Illumina, Inc.*	323,414	99,258,991
IQVIA Holdings, Inc.*	149,258	20,276,699
PRA Health Sciences, Inc.*	97,920	8,492,602
Wuxi Biologics Cayman, Inc. (China), 144A*	1,142,928	10,813,898

		182,294,151

Managed Health Care 8.5%
Anthem, Inc.	154,535	42,957,639

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Managed Health Care (cont’d.)
Centene Corp.*	195,789	$11,306,815
HealthEquity, Inc.*	91,255	5,964,427
Humana, Inc.	154,450	37,818,627
UnitedHealth Group, Inc.	285,509	69,036,076

		167,083,584

Pharmaceuticals 16.9%
Aerie Pharmaceuticals, Inc.*(a)	543,059	19,778,209
AstraZeneca PLC (United Kingdom), ADR	1,061,661	39,684,888
Bristol-Myers Squibb Co.(a)	774,103	35,121,053
CanSino Biologics, Inc. (China) (Class H Stock), 144A*	280,530	1,205,976
Charlottes Web Holdings, Inc.*(a)	398,968	5,277,854
Cymabay Therapeutics, Inc.*	310,397	3,749,596
Eli Lilly & Co.	434,107	50,330,366
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	122,664	21,250,311
Hua Medicine (China), 144A*(a)	3,474,741	3,106,599
Marinus Pharmaceuticals, Inc.*(a)	2,591,609	11,169,835
Merck & Co., Inc.	657,219	52,058,317
Novo Nordisk A/S (Denmark), ADR	862,119	40,692,017
Pfizer, Inc.	388,812	16,143,474
resTORbio, Inc.*(a)	1,397,023	10,072,536
Zoetis, Inc.	230,562	23,298,290

		332,939,321

TOTAL COMMON STOCKS (cost $1,183,615,666)		1,932,958,525

PREFERRED STOCK 0.2%

Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 8/31/12)*^(f)	4,084,064	3,389,773

WARRANTS 0.0%

Biotechnology
Aileron Therapeutics, Inc., Warrant Exp 3/29/24 (cost $116,418)*	895,522	—

TOTAL LONG-TERM INVESTMENTS (cost $1,186,132,084)		1,936,348,298

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	13

Schedule of Investments (unaudited) (continued)

as of May 31, 2019

Description	Shares	Value
SHORT-TERM INVESTMENTS 29.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	21,491,139	$21,491,139
PGIM Institutional Money Market Fund (cost $556,954,359; includes $555,733,437 of cash collateral for securities on loan)(b)(w)	556,937,396	557,048,783

TOTAL SHORT-TERM INVESTMENTS (cost $578,445,498)		578,539,922

TOTAL INVESTMENTS 127.9% (cost $1,764,577,582)		2,514,888,220
Liabilities in excess of other assets (27.9)%		(547,924,934)

NET ASSETS 100.0%		$1,966,963,286

See the Glossary for a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,389,773 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $538,208,531; cash collateral of $555,733,437 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,400,000. The aggregate value of $3,389,773 is 0.2% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

14

The following is a summary of the inputs used as of May 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$815,925,595	$16,368,097	$—
Health Care Services	46,750,093	—	—
Health Care Equipment	311,049,481	—	—
Health Care Supplies.	37,922,189	—	—
Health Care Technology	22,626,014	—	—
Life Sciences Tools & Services.	165,575,749	16,718,402	—
Managed Health Care	167,083,584	—	—
Pharmaceuticals	323,348,892	9,590,429	—
Preferred Stock
Health Care Equipment	—	—	3,389,773
Warrants
Biotechnology	—	—	—
Affiliated Mutual Funds	578,539,922	—	—

Total	$2,468,821,519	$42,676,928	$3,389,773

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2019 were as follows:

Biotechnology	42.3%
Affiliated Mutual Funds (28.3% represents investments purchased with collateral from securities on loan)	29.4
Pharmaceuticals	16.9
Health Care Equipment	16.0
Life Sciences Tools & Services	9.3
Managed Health Care	8.5
Health Care Services	2.4
Health Care Supplies	1.9
Health Care Technology	1.2
Warrants	0.0

127.9
Liabilities in excess of other assets	(27.9)

100.0%

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	15

Schedule of Investments (unaudited) (continued)

as of May 31, 2019

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$538,208,531	$(538,208,531)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

16

Statement of Assets & Liabilities (unaudited)

as of May 31, 2019

Assets
Investments at value, including securities on loan of $538,208,531:
Unaffiliated investments (cost $1,186,132,084)	$1,936,348,298
Affiliated investments (cost $578,445,498)	578,539,922
Receivable for investments sold	10,708,312
Receivable for Fund shares sold	2,791,279
Tax reclaim receivable	814,019
Dividends receivable	596,421
Prepaid expenses	4,310

Total Assets	2,529,802,561

Liabilities
Payable to broker for collateral for securities on loan	555,733,437
Payable for Fund shares reacquired	4,031,641
Accrued expenses and other liabilities	1,478,998
Management fee payable	1,254,364
Distribution fee payable	271,276
Affiliated transfer agent fee payable	69,244
Dividends payable	315

Total Liabilities	562,839,275

Net Assets	$1,966,963,286

Net assets were comprised of:
Common stock, at par	$463,659
Paid-in capital in excess of par	1,214,951,889
Total distributable earnings (loss)	751,547,738

Net assets, May 31, 2019	$1,966,963,286

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	17

Statement of Assets & Liabilities (unaudited)

as of May 31, 2019

Class A
Net asset value and redemption price per share, ($741,144,967 ÷ 18,305,280 shares of common stock issued and outstanding)	$40.49
Maximum sales charge (5.50% of offering price)	2.35

Maximum offering price to public	$42.84

Class B
Net asset value, offering price and redemption price per share, ($8,583,685 ÷ 292,339 shares of common stock issued and outstanding)	$29.36

Class C
Net asset value, offering price and redemption price per share, ($70,041,597 ÷ 2,379,093 shares of common stock issued and outstanding)	$29.44

Class R
Net asset value, offering price and redemption price per share, ($9,434,920 ÷ 238,530 shares of common stock issued and outstanding)	$39.55

Class Z
Net asset value, offering price and redemption price per share, ($1,128,958,053 ÷ 24,956,612 shares of common stock issued and outstanding)	$45.24

Class R6
Net asset value, offering price and redemption price per share, ($8,800,065 ÷ 193,998 shares of common stock issued and outstanding)	$45.36

See Notes to Financial Statements.

18

Statement of Operations (unaudited)

Six Months Ended May 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $49,247 foreign withholding tax)	$5,133,108
Income from securities lending, net (including affiliated income of $421,299)	1,568,035
Affiliated dividend income	475,920

Total income	7,177,063

Expenses
Management fee	7,628,879
Distribution fee(a)	1,873,627
Transfer agent’s fees and expenses (including affiliated expense of $213,837)(a)	1,126,929
Custodian and accounting fees	89,582
Shareholders’ reports	56,611
Registration fees(a)	55,322
Directors’ fees	28,117
Legal fees and expenses	15,512
Audit fee	12,109
Miscellaneous	30,908

Total expenses	10,917,596
Less: Fee waiver and/or expense reimbursement(a)	(4,053)
Distribution fee waiver(a)	(13,103)

Net expenses	10,900,440

Net investment income (loss)	(3,723,377)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(26,484))	12,710,664
Foreign currency transactions	(956)

12,709,708

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $132,517)	(178,946,155)
Foreign currencies	(751)

(178,946,906)

Net gain (loss) on investment and foreign currency transactions	(166,237,198)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(169,960,575)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	1,089,034	70,442	674,841	39,310	—	—
Transfer agent’s fees and expenses	375,634	18,484	50,673	8,955	672,852	331
Registration fees	9,534	7,221	7,758	7,232	16,345	7,232
Fee waiver and/or expense reimbursement	—	—	—	—	—	(4,053)
Distribution fee waiver	—	—	—	(13,103)	—	—

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	19

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2019	Year Ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,723,377)	$(12,647,130)
Net realized gain (loss) on investment and foreign currency transactions	12,709,708	228,337,472
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(178,946,906)	47,062,165

Net increase (decrease) in net assets resulting from operations	(169,960,575)	262,752,507

Dividends and Distributions
Distributions from distributable earnings
Class A	(74,050,359)	(38,102,457)
Class B	(2,211,140)	(1,650,009)
Class C	(22,001,320)	(10,949,148)
Class R	(1,160,725)	(663,146)
Class Z	(118,795,853)	(53,960,436)
Class R6	(827,320)	(75,852)

	(219,046,717)	(105,401,048)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	137,058,163	297,431,284
Net asset value of shares issued in reinvestment of dividends and distributions	197,384,671	93,670,809
Cost of shares reacquired	(334,354,221)	(491,340,829)

Net increase (decrease) in net assets from Fund share transactions	88,613	(100,238,736)

Total increase (decrease)	(388,918,679)	57,112,723

Net Assets:
Beginning of period	2,355,881,965	2,298,769,242

End of period	$1,966,963,286	$2,355,881,965

See Notes to Financial Statements.

20

Notes to Financial Statements (unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of three series: PGIM Jennison Financial Services Fund, PGIM Jennison Health Sciences Fund and PGIM Jennison Utility Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison Health Sciences Fund (the “Fund”).

On or about the close of business on June 29, 2012, the Fund was closed to new investors.

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Jennison Health Sciences Fund	21

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

22

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign

PGIM Jennison Health Sciences Fund	23

Notes to Financial Statements (unaudited) (continued)

currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Warrants: The Fund holds warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

24

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the

PGIM Jennison Health Sciences Fund	25

Notes to Financial Statements (unaudited) (continued)

operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to $1 billion and 0.70% of average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.72% for the reporting period ended May 31, 2019.

The Manager has contractually agreed, through March 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.82% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable

26

monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of Class R shares through March 31, 2020.

For the reporting period ended May 31, 2019, PIMS received $50,148 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended May 31, 2019, PIMS received $457 and $493 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend

PGIM Jennison Health Sciences Fund	27

Notes to Financial Statements (unaudited) (continued)

income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2019, were $331,801,815 and $579,037,307, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended May 31, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 7,002,624	$311,132,739	$296,644,224	$—	$—	$21,491,139	21,491,139	$475,920
PGIM Institutional Money Market Fund*
516,233,864	951,618,699	910,909,813	132,517	(26,484)	557,048,783	556,937,396	421,299	**

$523,236,488	$1,262,751,438	$1,207,554,037	$132,517	$(26,484)	$578,539,922		$897,219

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended May 31, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2019 were as follows:

Tax Basis	$1,766,164,022

Gross Unrealized Appreciation	800,948,711
Gross Unrealized Depreciation	(52,224,513)

Net Unrealized Appreciation	$748,724,198

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $6,409,000 as having been incurred in the following fiscal year (November 30, 2019).

28

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases, except through an exchange from Class B shares of another fund or through dividends or capital gains reinvestments. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 515 million shares of common stock, $0.01 par value per share, authorized and divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class T and Class R6 common stock, each of which consists of 75 million, 10 million, 30 million, 50 million, 150 million, 70 million and 130 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

At reporting period end, seven shareholders of record, each holding greater than 5% of the Fund, held 59% of the Fund’s outstanding shares.

PGIM Jennison Health Sciences Fund	29

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2019:
Shares sold	402,500	$16,420,146
Shares issued in reinvestment of dividends and distributions	1,908,418	69,981,684
Shares reacquired	(1,457,110)	(60,370,118)

Net increase (decrease) in shares outstanding before conversion	853,808	26,031,712
Shares issued upon conversion from other share class(es)	2,075,985	88,964,698
Shares reacquired upon conversion into other share class(es)	(194,534)	(8,209,232)

Net increase (decrease) in shares outstanding	2,735,259	$106,787,178

Year ended November 30, 2018:
Shares sold	721,246	$34,647,864
Shares issued in reinvestment of dividends and distributions	811,331	35,901,401
Shares reacquired	(3,046,245)	(145,693,104)

Net increase (decrease) in shares outstanding before conversion	(1,513,668)	(75,143,839)
Shares issued upon conversion from other share class(es)	330,201	16,355,879
Shares reacquired upon conversion into other share class(es)	(821,095)	(40,693,507)

Net increase (decrease) in shares outstanding	(2,004,562)	$(99,481,467)

Class B
Six months ended May 31, 2019:
Shares sold	6,524	$181,221
Shares issued in reinvestment of dividends and distributions	78,362	2,093,054
Shares reacquired	(45,539)	(1,368,398)

Net increase (decrease) in shares outstanding before conversion	39,347	905,877
Shares reacquired upon conversion into other share class(es)	(258,660)	(8,135,214)

Net increase (decrease) in shares outstanding	(219,313)	$(7,229,337)

Year ended November 30, 2018:
Shares sold	8,116	$295,119
Shares issued in reinvestment of dividends and distributions	44,287	1,501,328
Shares reacquired	(86,396)	(3,155,975)

Net increase (decrease) in shares outstanding before conversion	(33,993)	(1,359,528)
Shares reacquired upon conversion into other share class(es)	(259,834)	(9,774,684)

Net increase (decrease) in shares outstanding	(293,827)	$(11,134,212)

30

Class C	Shares	Amount
Six months ended May 31, 2019:
Shares sold	77,112	$2,113,188
Shares issued in reinvestment of dividends and distributions	744,552	19,916,772
Shares reacquired	(505,972)	(15,041,631)

Net increase (decrease) in shares outstanding before conversion	315,692	6,988,329
Shares reacquired upon conversion into other share class(es)	(2,588,171)	(80,771,017)

Net increase (decrease) in shares outstanding	(2,272,479)	$(73,782,688)

Year ended November 30, 2018:
Shares sold	67,226	$2,415,873
Shares issued in reinvestment of dividends and distributions	291,670	9,881,790
Shares reacquired	(552,388)	(20,221,604)

Net increase (decrease) in shares outstanding before conversion	(193,492)	(7,923,941)
Shares reacquired upon conversion into other share class(es)	(207,394)	(7,787,060)

Net increase (decrease) in shares outstanding	(400,886)	$(15,711,001)

Class R
Six months ended May 31, 2019:
Shares sold	13,726	$549,165
Shares issued in reinvestment of dividends and distributions	32,341	1,160,725
Shares reacquired	(56,005)	(2,252,711)

Net increase (decrease) in shares outstanding	(9,938)	$(542,821)

Year ended November 30, 2018:
Shares sold	53,779	$2,567,812
Shares issued in reinvestment of dividends and distributions	15,224	663,146
Shares reacquired	(128,793)	(6,037,244)

Net increase (decrease) in shares outstanding	(59,790)	$(2,806,286)

Class Z
Six months ended May 31, 2019:
Shares sold	2,534,569	$116,418,349
Shares issued in reinvestment of dividends and distributions	2,527,007	103,405,116
Shares reacquired	(5,562,803)	(253,837,005)

Net increase (decrease) in shares outstanding before conversion	(501,227)	(34,013,540)
Shares issued upon conversion from other share class(es)	218,955	10,318,893
Shares reacquired upon conversion into other share class(es)	(46,419)	(2,168,128)

Net increase (decrease) in shares outstanding	(328,691)	$(25,862,775)

Year ended November 30, 2018:
Shares sold	4,653,633	$249,552,873
Shares issued in reinvestment of dividends and distributions	938,279	45,647,292
Shares reacquired	(5,937,244)	(314,376,288)

Net increase (decrease) in shares outstanding before conversion	(345,332)	(19,176,123)
Shares issued upon conversion from other share class(es)	887,125	48,338,932
Shares reacquired upon conversion into other share class(es)	(139,566)	(7,733,704)

Net increase (decrease) in shares outstanding	402,227	$21,429,105

PGIM Jennison Health Sciences Fund	31

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended May 31, 2019:
Shares sold	30,478	$1,376,094
Shares issued in reinvestment of dividends and distributions	20,169	827,320
Shares reacquired	(31,375)	(1,484,358)

Net increase (decrease) in shares outstanding	19,272	$719,056

Year ended November 30, 2018:
Shares sold	149,646	$7,951,743
Shares issued in reinvestment of dividends and distributions	1,556	75,852
Shares reacquired	(34,030)	(1,856,614)

Net increase (decrease) in shares outstanding before conversion	117,172	6,170,981
Shares issued upon conversion from other share class(es)	22,944	1,294,144

Net increase (decrease) in shares outstanding	140,116	$7,465,125

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2019. The average daily balance for the 6 days that the Fund had loans outstanding during the period was $5,720,667, borrowed at a weighted average interest rate of 3.77%. The maximum loan balance outstanding during the period was $9,327,000. At May 31, 2019, the Fund did not have an outstanding loan balance.

32

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Health Sciences Sector Risk: Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Biotechnology and related companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, some of these companies are relatively small and have thinly traded securities, may not yet offer products or may offer a single product, and may have persistent losses during a new product’s transition from development to production, or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

PGIM Jennison Health Sciences Fund	33

Notes to Financial Statements (unaudited) (continued)

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

34

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31, 2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$49.28	$46.25	$37.89	$49.64	$52.83	$41.99
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.31)	(0.26)	(0.18)	(0.36)	(0.30)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.91)	5.52	9.97	(5.21)	4.08	14.37
Total from investment operations	(4.01)	5.21	9.71	(5.39)	3.72	14.07
Less Dividends and Distributions:
Distributions from net realized gains	(4.78)	(2.18)	(1.35)	(6.36)	(6.91)	(3.23)
Net asset value, end of period	$40.49	$49.28	$46.25	$37.89	$49.64	$52.83
Total Return(b):	(7.16)%	11.81%	26.61%	(12.38)%	7.88%	36.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$741,145	$767,277	$812,855	$944,171	$1,534,229	$1,391,206
Average net assets (000)	$727,949	$812,835	$835,255	$1,128,298	$1,641,053	$1,214,767
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.15% (e)	1.14%	1.15%	1.17%	1.13%	1.15%
Expenses before waivers and/or expense reimbursement	1.15% (e)	1.14%	1.15%	1.17%	1.13%	1.15%
Net investment income (loss)	(0.48)% (e)	(0.64)%	(0.61)%	(0.48)%	(0.67)%	(0.68)%
Portfolio turnover rate(f)	16%	36%	27%	25%	52%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	35

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended May 31, 2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$37.46	$35.95	$29.95	$40.83	$44.93	$36.43
Income (loss) from investment operations:
Net investment income (loss)	(0.22)	(0.54)	(0.42)	(0.36)	(0.60)	(0.52)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.10)	4.23	7.77	(4.16)	3.41	12.25
Total from investment operations	(3.32)	3.69	7.35	(4.52)	2.81	11.73
Less Dividends and Distributions:
Distributions from net realized gains	(4.78)	(2.18)	(1.35)	(6.36)	(6.91)	(3.23)
Net asset value, end of period	$29.36	$37.46	$35.95	$29.95	$40.83	$44.93
Total Return(b):	(7.58)%	10.91%	25.74%	(13.01)%	7.14%	35.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,584	$19,164	$28,959	$32,539	$51,837	$59,899
Average net assets (000)	$14,126	$24,036	$30,218	$38,686	$60,495	$54,808
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.11% (e)	1.96%	1.85%	1.87%	1.83%	1.85%
Expenses before waivers and/or expense reimbursement	2.11% (e)	1.96%	1.85%	1.87%	1.83%	1.85%
Net investment income (loss)	(1.42)% (e)	(1.46)%	(1.30)%	(1.19)%	(1.37)%	(1.38)%
Portfolio turnover rate(f)	16%	36%	27%	25%	52%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class C Shares
	Six Months Ended May 31, 2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$37.50	$35.94	$29.94	$40.81	$44.92	$36.42
Income (loss) from investment operations:
Net investment income (loss)	(0.17)	(0.48)	(0.42)	(0.36)	(0.60)	(0.53)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.11)	4.22	7.77	(4.15)	3.40	12.26
Total from investment operations	(3.28)	3.74	7.35	(4.51)	2.80	11.73
Less Dividends and Distributions:
Distributions from net realized gains	(4.78)	(2.18)	(1.35)	(6.36)	(6.91)	(3.23)
Net asset value, end of period	$29.44	$37.50	$35.94	$29.94	$40.81	$44.92
Total Return(b):	(7.45)%	11.06%	25.75%	(12.99)%	7.12%	35.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$70,042	$174,411	$181,567	$194,001	$294,592	$302,715
Average net assets (000)	$135,324	$183,807	$187,980	$224,856	$328,656	$266,782
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.83% (e)	1.80%	1.85%	1.87%	1.83%	1.85%
Expenses before waivers and/or expense reimbursement	1.83% (e)	1.80%	1.85%	1.87%	1.83%	1.85%
Net investment income (loss)	(1.12)% (e)	(1.30)%	(1.30)%	(1.19)%	(1.37)%	(1.39)%
Portfolio turnover rate(f)	16%	36%	27%	25%	52%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	37

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31, 2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$48.36	$45.58	$37.42	$49.20	$52.50	$41.83
Income (loss) from investment operations:
Net investment income (loss)	(0.18)	(0.46)	(0.33)	(0.26)	(0.46)	(0.40)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.85)	5.42	9.84	(5.16)	4.07	14.30
Total from investment operations	(4.03)	4.96	9.51	(5.42)	3.61	13.90
Less Dividends and Distributions:
Distributions from net realized gains	(4.78)	(2.18)	(1.35)	(6.36)	(6.91)	(3.23)
Net asset value, end of period	$39.55	$48.36	$45.58	$37.42	$49.20	$52.50
Total Return(b):	(7.33)%	11.41%	26.40%	(12.57)%	7.70%	36.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,435	$12,016	$14,049	$12,973	$22,225	$13,988
Average net assets (000)	$10,510	$13,129	$13,552	$15,542	$22,044	$9,162
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.55% (e)	1.47%	1.35%	1.37%	1.33%	1.35%
Expenses before waivers and/or expense reimbursement	1.80% (e)	1.72%	1.60%	1.62%	1.58%	1.60%
Net investment income (loss)	(0.87)% (e)	(0.97)%	(0.80)%	(0.68)%	(0.87)%	(0.89)%
Portfolio turnover rate(f)	16%	36%	27%	25%	52%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended May 31, 2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$54.32	$50.62	$41.21	$53.30	$56.07	$44.24
Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.18)	(0.14)	(0.08)	(0.21)	(0.19)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.26)	6.06	10.90	(5.65)	4.35	15.25
Total from investment operations	(4.30)	5.88	10.76	(5.73)	4.14	15.06
Less Dividends and Distributions:
Distributions from net realized gains	(4.78)	(2.18)	(1.35)	(6.36)	(6.91)	(3.23)
Net asset value, end of period	$45.24	$54.32	$50.62	$41.21	$53.30	$56.07
Total Return(b):	(7.01)%	12.12%	27.02%	(12.14)%	8.22%	36.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,128,958	$1,373,500	$1,259,584	$957,942	$1,507,679	$1,182,659
Average net assets (000)	$1,216,882	$1,338,706	$1,142,806	$1,087,154	$1,504,357	$926,562
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.86% (e)	0.85%	0.84%	0.87%	0.83%	0.85%
Expenses before waivers and/or expense reimbursement	0.86% (e)	0.85%	0.84%	0.87%	0.83%	0.85%
Net investment income (loss)	(0.18)% (e)	(0.34)%	(0.29)%	(0.18)%	(0.37)%	(0.40)%
Portfolio turnover rate(f)	16%	36%	27%	25%	52%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	39

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31, 2019	Year Ended November 30,		January 27, 2016(a) through November 30, 2016
		2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$54.45	$50.71	$41.25	$39.16
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.15)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.28)	6.07	10.90	2.11
Total from investment operations	(4.31)	5.92	10.81	2.09
Less Dividends and Distributions:
Distributions from net realized gains	(4.78)	(2.18)	(1.35)	-
Net asset value, end of period	$45.36	$54.45	$50.71	$41.25
Total Return(c):	(6.97)%	12.18%	27.12%	5.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,800	$9,513	$1,755	$11
Average net assets (000)	$9,449	$5,770	$517	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.82% (f)	0.82%	0.74%	0.75%	(f)
Expenses before waivers and/or expense reimbursement	0.91% (f)	0.93%	0.74%	0.75%	(f)
Net investment income (loss)	(0.13)% (f)	(0.28)%	(0.19)%	(0.06)%	(f)
Portfolio turnover rate(g)	16%	36%	27%	25%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Health Sciences Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON HEALTH SCIENCES FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	PHLAX	PHLBX	PHLCX	PJHRX	PHSZX	PHLQX
CUSIP	74441P502	74441P601	74441P700	74441P791	74441P866	74441P775

MF188E4

PGIM JENNISON UTILITY FUND

SEMIANNUAL REPORT

MAY 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return through a combination of capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Jennison Utility Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Utility Fund informative and useful. The report covers performance for the six-month period ended May 31, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Utility Fund

July 15, 2019

PGIM Jennison Utility Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 5/31/19 (without sales charges)	Average Annual Total Returns as of 5/31/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	7.10	7.87	5.19	12.45	—
Class B	6.60	8.11	5.44	12.27	—
Class C	6.65	12.29	5.63	12.29	—
Class R	7.02	13.82	6.16	12.86	—
Class Z	7.24	14.44	6.70	13.43	—
Class R6	7.33	14.57	N/A	N/A	10.75 (1/26/18)
S&P 500 Utility Total Return (TR) Index
	6.55	18.40	10.24	12.41	—
S&P 500 Index
	0.74	3.78	9.65	13.93	—
Lipper Utility Funds Average
	5.88	13.78	6.88	10.83	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

6	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the following table.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Utility Total Return (TR) Index—The S&P 500 Utility Total Return Index is an unmanaged, market capitalization-weighted index including those companies considered electric, gas, or water utilities, or companies that operate as independent producers and/or distributors of power. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 14.10%.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 0.11%.

Lipper Utility Funds Average—The Lipper Utility Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Utility Funds universe. Funds in the Lipper Average invest at least 65% of their equity portfolios in utility shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 10.73%.

PGIM Jennison Utility Fund	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 5/31/19 (%)
NextEra Energy, Inc., Electric Utilities	6.5
American Electric Power Co., Inc., Electric Utilities	4.5
Ameren Corp., Multi-Utilities	4.5
Exelon Corp., Electric Utilities	4.5
CMS Energy Corp., Multi-Utilities	4.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/19 (%)
Electric Utilities	35.8
Multi-Utilities	29.7
Oil & Gas Storage & Transportation	12.5
Independent Power Producers & Energy Traders	4.8
Specialized REITs	4.4

Industry weightings reflect only long-term investments and are subject to change.

8	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Utility Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Utility Fund		Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,071.00	0.83%	$4.29
	Hypothetical	$1,000.00	$1,020.79	0.83%	$4.18
Class B	Actual	$1,000.00	$1,066.00	1.78%	$9.17
	Hypothetical	$1,000.00	$1,016.06	1.78%	$8.95
Class C	Actual	$1,000.00	$1,066.50	1.59%	$8.19
	Hypothetical	$1,000.00	$1,017.00	1.59%	$8.00
Class R	Actual	$1,000.00	$1,070.20	1.11%	$5.73
	Hypothetical	$1,000.00	$1,019.40	1.11%	$5.59
Class Z	Actual	$1,000.00	$1,072.40	0.55%	$2.84
	Hypothetical	$1,000.00	$1,022.19	0.55%	$2.77
Class R6	Actual	$1,000.00	$1,073.30	0.52%	$2.69
	Hypothetical	$1,000.00	$1,022.34	0.52%	$2.62

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2019, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

10	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of May 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.5%

COMMON STOCKS

Diversified Banks 0.8%
CFE Capital S de RL de CV (Mexico)	27,709,591	$26,014,744

Electric Utilities 35.8%
Alliant Energy Corp.	1,226,261	58,198,347
American Electric Power Co., Inc.	1,665,841	143,462,227
Edison International	842,981	50,047,782
Enel SpA (Italy)	10,531,349	65,465,633
Entergy Corp.	1,197,070	116,199,585
Evergy, Inc.	817,209	47,512,531
Eversource Energy	421,849	31,149,330
Exelon Corp.	2,957,874	142,214,582
FirstEnergy Corp.	3,096,067	127,681,803
Iberdrola SA (Spain)	4,179,753	38,825,625
NextEra Energy, Inc.	1,031,719	204,497,023
Orsted A/S (Denmark), 144A	212,000	16,905,797
PG&E Corp.*	2,092,550	35,782,605
Xcel Energy, Inc.	929,809	53,315,248

		1,131,258,118

Gas Utilities 3.5%
Atmos Energy Corp.	641,901	65,345,522
Italgas SpA (Italy)	7,029,145	44,476,928

		109,822,450

Independent Power Producers & Energy Traders 4.8%
NRG Energy, Inc.(a)	1,937,342	65,947,122
Vistra Energy Corp.	3,581,323	84,375,970

		150,323,092

Integrated Telecommunication Services 0.5%
Cellnex Telecom SA (Spain), 144A*	457,204	16,046,749

Multi-Utilities 29.7%
Ameren Corp.	1,948,659	142,914,651
CMS Energy Corp.	2,431,947	136,456,546
Dominion Energy, Inc.	1,736,106	130,520,449
DTE Energy Co.	968,034	121,459,226
NiSource, Inc.	4,493,144	125,134,061
Public Service Enterprise Group, Inc.	1,107,621	65,083,810

See Notes to Financial Statements.

PGIM Jennison Utility Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
RWE AG (Germany)	4,444,784	$111,034,985
Sempra Energy(a)	812,802	106,842,823

		939,446,551

Oil & Gas Storage & Transportation 12.5%
Cheniere Energy, Inc.*	1,498,730	94,689,761
Enbridge, Inc. (Canada)	909,073	33,468,092
ONEOK, Inc.	1,440,718	91,658,479
Pembina Pipeline Corp. (Canada)	1,157,247	41,279,001
Targa Resources Corp.(a)	782,116	30,080,181
Williams Cos., Inc. (The)	4,010,072	105,785,699

		396,961,213

Renewable Electricity 2.4%
NextEra Energy Partners LP	1,744,077	77,175,407

Specialized REITs 4.4%
American Tower Corp.	216,278	45,152,358
Equinix, Inc.	107,489	52,217,081
SBA Communications Corp.*	192,867	41,738,348

		139,107,787

Water Utilities 4.1%
American Water Works Co., Inc.	523,236	59,136,133
Aqua America, Inc.(a)	1,800,145	71,177,733

		130,313,866

TOTAL LONG-TERM INVESTMENTS (cost $2,135,179,508)		3,116,469,977

SHORT-TERM INVESTMENTS 1.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	31,302,923	31,302,923

See Notes to Financial Statements.

12

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $12,941,823; includes $12,850,145 of cash collateral for securities on loan)(b)(w)	12,943,117	$12,945,706

TOTAL SHORT-TERM INVESTMENTS (cost $44,244,746)		44,248,629

TOTAL INVESTMENTS 99.9% (cost $2,179,424,254)		3,160,718,606
Other assets in excess of liabilities 0.1%		2,621,443

NET ASSETS 100.0%		$3,163,340,049

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,583,479; cash collateral of $12,850,145 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Banks	$26,014,744	$—	$—
Electric Utilities	1,010,061,063	121,197,055	—
Gas Utilities	65,345,522	44,476,928	—
Independent Power Producers & Energy Traders	150,323,092	—	—
Integrated Telecommunication Services	—	16,046,749	—

See Notes to Financial Statements.

PGIM Jennison Utility Fund	13

Schedule of Investments (unaudited) (continued)

as of May 31, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Multi-Utilities	$828,411,566	$111,034,985	$—
Oil & Gas Storage & Transportation	396,961,213	—	—
Renewable Electricity	77,175,407	—	—
Specialized REITs	139,107,787	—	—
Water Utilities	130,313,866	—	—
Affiliated Mutual Funds	44,248,629	—	—

Total	$2,867,962,889	$292,755,717	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of May 31, 2019 were as follows:

Electric Utilities	35.8%
Multi-Utilities	29.7
Oil & Gas Storage & Transportation	12.5
Independent Power Producers & Energy Traders	4.8
Specialized REITs	4.4
Water Utilities	4.1
Gas Utilities	3.5
Renewable Electricity	2.4
Affiliated Mutual Funds (0.4% represents investments purchased with collateral from securities on loan)	1.4
Diversified Banks	0.8%
Integrated Telecommunication Services	0.5

99.9
Other assets in excess of liabilities	0.1

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$12,583,479	$(12,583,479)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets & Liabilities (unaudited)

as of May 31, 2019

Assets
Investments at value, including securities on loan of $12,583,479:
Unaffiliated investments (cost $2,135,179,508)	$3,116,469,977
Affiliated investments (cost $44,244,746)	44,248,629
Foreign currency, at value (cost $8,511)	8,503
Receivable for investments sold	57,696,424
Dividends receivable	8,352,053
Receivable for Fund shares sold	1,470,347
Tax reclaim receivable	953,282
Prepaid expenses and other assets	45,814

Total Assets	3,229,245,029

Liabilities
Payable for investments purchased	46,708,043
Payable to broker for collateral for securities on loan	12,850,145
Payable for Fund shares reacquired	3,870,360
Management fee payable	1,148,212
Distribution fee payable	813,878
Affiliated transfer agent fee payable	296,341
Accrued expenses and other liabilities	218,001

Total Liabilities	65,904,980

Net Assets	$3,163,340,049

Net assets were comprised of:
Common stock, at par	$2,185,409
Paid-in capital in excess of par	2,098,310,690
Total distributable earnings (loss)	1,062,843,950

Net assets, May 31, 2019	$3,163,340,049

See Notes to Financial Statements.

PGIM Jennison Utility Fund	15

Statement of Assets & Liabilities (unaudited)

as of May 31, 2019

Class A
Net asset value and redemption price per share, ($2,738,357,927 ÷ 189,167,827 shares of common stock issued and outstanding)	$14.48
Maximum sales charge (5.50% of offering price)	0.84

Maximum offering price to public	$15.32

Class B
Net asset value, offering price and redemption price per share,
($20,612,877 ÷ 1,429,914 shares of common stock issued and outstanding)	$14.42

Class C
Net asset value, offering price and redemption price per share,
($64,957,889 ÷ 4,512,690 shares of common stock issued and outstanding)	$14.39

Class R
Net asset value, offering price and redemption price per share,
($79,078,098 ÷ 5,468,614 shares of common stock issued and outstanding)	$14.46

Class Z
Net asset value, offering price and redemption price per share,
($257,703,882 ÷ 17,780,502 shares of common stock issued and outstanding)	$14.49

Class R6
Net asset value, offering price and redemption price per share,
($2,629,376 ÷ 181,380 shares of common stock issued and outstanding)	$14.50

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended May 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,736,783 foreign withholding tax)	$50,212,225
Affiliated dividend income	581,353
Affiliated income from securities lending, net	114,061

Total income	50,907,639

Expenses
Management fee	6,619,606
Distribution fee(a)	4,847,178
Transfer agent’s fees and expenses (including affiliated expense of $931,585)(a)	1,464,278
Custodian and accounting fees	146,774
Shareholders’ reports	60,411
Registration fees(a)	45,510
Directors’ fees	33,700
Legal fees and expenses	17,445
Audit fee	11,992
Miscellaneous	30,268

Total expenses	13,277,162
Less: Fee waiver and/or expense reimbursement(a)	(27,477)
Distribution fee waiver(a)	(98,296)

Net expenses	13,151,389

Net investment income (loss)	37,756,250

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $29,822)	63,522,300
Foreign currency transactions	(41,899)

63,480,401

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $26,074)	111,321,779
Foreign currencies	(19,008)

111,302,771

Net gain (loss) on investment and foreign currency transactions	174,783,172

Net Increase (Decrease) In Net Assets Resulting From Operations	$212,539,422

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	4,005,949	113,917	432,424	294,888	—	—
Transfer agent’s fees and expenses	1,173,402	50,009	55,282	59,094	126,365	126
Registration fees	8,551	6,913	6,800	6,673	7,241	9,332
Fee waiver and/or expense reimbursement	—	(18,857)	—	—	—	(8,620)
Distribution fee waiver	—	—	—	(98,296)	—	—

See Notes to Financial Statements.

PGIM Jennison Utility Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2019	Year Ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,756,250	$63,672,062
Net realized gain (loss) on investment and foreign currency transactions	63,480,401	184,015,840
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	111,302,771	(223,375,546)

Net increase (decrease) in net assets resulting from operations	212,539,422	24,312,356

Dividends and Distributions
Distributions from distributable earnings
Class A	(185,006,276)	(120,093,457)
Class B	(1,545,477)	(1,102,093)
Class C	(6,246,001)	(3,908,300)
Class R	(5,391,182)	(3,452,573)
Class Z	(16,344,151)	(11,253,858)
Class R6	(106,238)	(12,150)

	(214,639,325)	(139,822,431)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	99,938,080	78,195,077
Net asset value of shares issued in reinvestment of dividends and distributions	206,236,285	133,860,034
Cost of shares reacquired	(210,112,393)	(437,113,193)

Net increase (decrease) in net assets from Fund share transactions	96,061,972	(225,058,082)

Total increase (decrease)	93,962,069	(340,568,157)

Net Assets:
Beginning of period	3,069,377,980	3,409,946,137

End of period	$3,163,340,049	$3,069,377,980

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of three series: PGIM Jennison Financial Services Fund, PGIM Jennison Health Sciences Fund and PGIM Jennison Utility Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison Utility Fund (the “Fund”).

The investment objective of the Fund is to seek total return through a combination of capital appreciation and current income.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Jennison Utility Fund	19

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

20

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign

PGIM Jennison Utility Fund	21

Notes to Financial Statements (unaudited) (continued)

currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as

22

collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Master Limited Partnerships (MLPs): The Fund invests in MLPs. Distributions received from the Fund’s investment in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

PGIM Jennison Utility Fund	23

Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Fund’s average daily net assets up to $250 million, 0.50% of the next $500 million, 0.45% of the next $750 million, 0.40% of the next $500 million, 0.35% of the next $2 billion, 0.325% of the next $2 billion and 0.30% of average daily net assets in

24

excess of $6 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.43% for the period ended May 31, 2019.

The Manager has contractually agreed, through March 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.78% of average daily net assets for Class B shares or 0.52% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of Class R shares through March 31, 2020.

For the reporting period ended May 31, 2019, PIMS received $589,624 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended May 31, 2019, PIMS received $5,109 and $1,540 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Jennison Utility Fund	25

Notes to Financial Statements (unaudited) (continued)

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2019, were $495,073,713 and $568,464,509, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended May 31, 2019, is presented as follows:

26

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 47,999,657	$337,992,300	$354,689,034	$—	$—	$31,302,923	31,302,923	$581,353
PGIM Institutional Money Market Fund*
198,431,958	449,980,569	635,522,717	26,074	29,822	12,945,706	12,943,117	114,061	**

$246,431,615	$787,972,869	$990,211,751	$26,074	$29,822	$44,248,629		$695,414

*	The Fund did not have any capital gain distributions during the reporting period.

**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended May 31, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2019 were as follows:

Tax Basis	$2,178,824,236

Gross Unrealized Appreciation	1,000,935,163
Gross Unrealized Depreciation	(19,040,793)

Net Unrealized Appreciation	$981,894,370

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B

PGIM Jennison Utility Fund	27

Notes to Financial Statements (unaudited) (continued)

shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.085 billion shares of $0.01 par value per share common stock authorized which consists of 500 million shares of Class A common stock, 10 million shares of Class B common stock, 75 million shares of Class C common stock, 75 million shares of Class R common stock, 100 million shares of Class Z common stock, 250 million shares of Class T common stock, and 75 million shares of Class R6 common stock. The Fund currently does not have any Class T shares outstanding.

As of May 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 791 Class R6 shares of the Fund. At reporting period end, two shareholders of record, each holding greater than 5% of the Fund, held 23% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2019:
Shares sold	2,310,186	$32,508,682
Shares issued in reinvestment of dividends and distributions	13,951,330	178,150,156
Shares reacquired	(10,357,826)	(145,705,177)

Net increase (decrease) in shares outstanding before conversion	5,903,690	64,953,661
Shares issued upon conversion from other share class(es)	2,650,877	38,786,944
Shares reacquired upon conversion into other share class(es)	(447,638)	(6,375,504)

Net increase (decrease) in shares outstanding	8,106,929	$97,365,101

Year ended November 30, 2018:
Shares sold	2,323,845	$32,496,539
Shares issued in reinvestment of dividends and distributions	8,321,504	115,342,082
Shares reacquired	(22,307,895)	(310,363,643)

Net increase (decrease) in shares outstanding before conversion	(11,662,546)	(162,525,022)
Shares issued upon conversion from other share class(es)	657,707	9,157,322
Shares reacquired upon conversion into other share class(es)	(1,266,365)	(17,658,944)

Net increase (decrease) in shares outstanding	(12,271,204)	$(171,026,644)

28

Class B	Shares	Amount
Six months ended May 31, 2019:
Shares sold	34,803	$477,044
Shares issued in reinvestment of dividends and distributions	113,179	1,437,228
Shares reacquired	(111,312)	(1,560,062)

Net increase (decrease) in shares outstanding before conversion	36,670	354,210
Shares reacquired upon conversion into other share class(es)	(334,218)	(4,848,624)

Net increase (decrease) in shares outstanding	(297,548)	$(4,494,414)

Year ended November 30, 2018:
Shares sold	30,854	$427,379
Shares issued in reinvestment of dividends and distributions	74,150	1,026,758
Shares reacquired	(285,865)	(3,951,915)

Net increase (decrease) in shares outstanding before conversion	(180,861)	(2,497,778)
Shares reacquired upon conversion into other share class(es)	(460,415)	(6,359,895)

Net increase (decrease) in shares outstanding	(641,276)	$(8,857,673)

Class C
Six months ended May 31, 2019:
Shares sold	394,244	$5,469,319
Shares issued in reinvestment of dividends and distributions	469,083	5,955,205
Shares reacquired	(475,008)	(6,615,564)

Net increase (decrease) in shares outstanding before conversion	388,319	4,808,960
Shares reacquired upon conversion into other share class(es)	(2,346,535)	(34,212,872)

Net increase (decrease) in shares outstanding	(1,958,216)	$(29,403,912)

Year ended November 30, 2018:
Shares sold	374,449	$5,226,707
Shares issued in reinvestment of dividends and distributions	263,391	3,642,097
Shares reacquired	(1,501,840)	(20,706,777)

Net increase (decrease) in shares outstanding before conversion	(864,000)	(11,837,973)
Shares reacquired upon conversion into other share class(es)	(305,799)	(4,266,848)

Net increase (decrease) in shares outstanding	(1,169,799)	$(16,104,821)

Class R
Six months ended May 31, 2019:
Shares sold	450,122	$6,371,548
Shares issued in reinvestment of dividends and distributions	422,658	5,391,182
Shares reacquired	(714,901)	(10,037,943)

Net increase (decrease) in shares outstanding before conversion	157,879	1,724,787
Shares reacquired upon conversion into other share class(es)	(526)	(7,746)

Net increase (decrease) in shares outstanding	157,353	$1,717,041

Year ended November 30, 2018:
Shares sold	591,163	$8,262,864
Shares issued in reinvestment of dividends and distributions	249,176	3,452,573
Shares reacquired	(1,475,244)	(20,418,178)

Net increase (decrease) in shares outstanding	(634,905)	$(8,702,741)

PGIM Jennison Utility Fund	29

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended May 31, 2019:
Shares sold	3,778,994	$53,269,693
Shares issued in reinvestment of dividends and distributions	1,186,557	15,196,276
Shares reacquired	(3,193,011)	(45,398,673)

Net increase (decrease) in shares outstanding before conversion	1,772,540	23,067,296
Shares issued upon conversion from other share class(es)	514,352	7,332,397
Shares reacquired upon conversion into other share class(es)	(47,853)	(674,595)

Net increase (decrease) in shares outstanding	2,239,039	$29,725,098

Year ended November 30, 2018:
Shares sold	2,172,747	$30,382,672
Shares issued in reinvestment of dividends and distributions	748,521	10,384,374
Shares reacquired	(5,882,330)	(81,467,904)

Net increase (decrease) in shares outstanding before conversion	(2,961,062)	(40,700,858)
Shares issued upon conversion from other share class(es)	1,478,249	20,656,076
Shares reacquired upon conversion into other share class(es)	(117,106)	(1,647,505)

Net increase (decrease) in shares outstanding	(1,599,919)	$(21,692,287)

Class R6
Six months ended May 31, 2019:
Shares sold	132,710	$1,841,794
Shares issued in reinvestment of dividends and distributions	8,241	106,238
Shares reacquired	(54,759)	(794,974)

Net increase (decrease) in shares outstanding	86,192	$1,153,058

Period ended November 30, 2018*:
Shares sold	99,819	$1,398,916
Shares issued in reinvestment of dividends and distributions	861	12,150
Shares reacquired	(14,166)	(204,776)

Net increase (decrease) in shares outstanding before conversion	86,514	1,206,290
Shares issued upon conversion from other share class(es)	8,674	119,794

Net increase (decrease) in shares outstanding	95,188	$1,326,084

*	Commencement of offering was January 26, 2018.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

30

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended May 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Utility Sector Risk: The Fund is subject to risks of the utility industry, such as inflation and regulatory changes, due to its concentration in utility securities. When interest rates go up,

PGIM Jennison Utility Fund	31

Notes to Financial Statements (unaudited) (continued)

the value of securities issued by utility companies historically has gone down. Although the average dividend yield of utility industry stocks has been higher than those of other companies, the total return of utility securities has historically underperformed those of industrial companies. In most countries and localities, the utility industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utility companies. In addition, utility companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. As a sector fund, the Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance indexes.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31, 2019		Year Ended November 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.60		$15.06	$13.18	$13.37	$17.17	$14.14
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.29	0.24	0.20	0.24	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.73		(0.12)	2.62	1.11	(2.29)	3.19
Total from investment operations	0.90		0.17	2.86	1.31	(2.05)	3.56
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.30)	(0.23)	(0.27)	(0.22)	(0.35)
Distributions from net realized gains	(0.89)		(0.33)	(0.75)	(1.23)	(1.53)	(0.18)
Total dividends and distributions	(1.02)		(0.63)	(0.98)	(1.50)	(1.75)	(0.53)
Net asset value, end of period	$14.48		$14.60	$15.06	$13.18	$13.37	$17.17
Total Return(b):	7.10%		1.42%	22.87%	11.08%	(13.06)%	25.75%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,738		$2,644	$2,912	$2,629	$2,634	$3,422
Average net assets (in millions)	$2,678		$2,626	$2,791	$2,744	$3,101	$3,175
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.83%	(e)	0.83%	0.83%	0.85%	0.84%	0.82%
Expenses before waivers and/or expense reimbursement	0.83%	(e)	0.83%	0.83%	0.85%	0.84%	0.82%
Net investment income (loss)	2.45%	(e)	2.10%	1.74%	1.48%	1.63%	2.30%
Portfolio turnover rate(f)	16%		39%	24%	47%	51%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund	33

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended May 31, 2019		Year Ended November 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.54		$15.01	$13.14	$13.33	$17.12	$14.10
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.17	0.15	0.10	0.14	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.74		(0.13)	2.60	1.11	(2.28)	3.18
Total from investment operations	0.84		0.04	2.75	1.21	(2.14)	3.44
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.18)	(0.13)	(0.17)	(0.12)	(0.24)
Distributions from net realized gains	(0.89)		(0.33)	(0.75)	(1.23)	(1.53)	(0.18)
Total dividends and distributions	(0.96)		(0.51)	(0.88)	(1.40)	(1.65)	(0.42)
Net asset value, end of period	$14.42		$14.54	$15.01	$13.14	$13.33	$17.12
Total Return(b):	6.60%		0.44%	22.02%	10.33%	(13.67)%	24.91%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$21		$25	$36	$39	$49	$86
Average net assets (in millions)	$23		$28	$37	$45	$67	$86
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.78%	(e)	1.78%	1.53%	1.55%	1.54%	1.52%
Expenses before waivers and/or expense reimbursement	1.95%	(e)	1.82%	1.53%	1.55%	1.54%	1.52%
Net investment income (loss)	1.49%	(e)	1.20%	1.06%	0.78%	0.94%	1.65%
Portfolio turnover rate(f)	16%		39%	24%	47%	51%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended May 31, 2019		Year Ended November 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.53		$14.99	$13.12	$13.32	$17.11	$14.09
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.19	0.15	0.10	0.14	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.72		(0.12)	2.60	1.10	(2.28)	3.19
Total from investment operations	0.83		0.07	2.75	1.20	(2.14)	3.44
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.20)	(0.13)	(0.17)	(0.12)	(0.24)
Distributions from net realized gains	(0.89)		(0.33)	(0.75)	(1.23)	(1.53)	(0.18)
Total dividends and distributions	(0.97)		(0.53)	(0.88)	(1.40)	(1.65)	(0.42)
Net asset value, end of period	$14.39		$14.53	$14.99	$13.12	$13.32	$17.11
Total Return(b):	6.65%		0.67%	22.06%	10.25%	(13.67)%	24.93%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$65		$94	$115	$120	$130	$154
Average net assets (in millions)	$87		$98	$118	$130	$151	$122
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.59%	(e)	1.57%	1.53%	1.55%	1.54%	1.52%
Expenses before waivers and/or expense reimbursement	1.59%	(e)	1.57%	1.53%	1.55%	1.54%	1.52%
Net investment income (loss)	1.59%	(e)	1.37%	1.06%	0.78%	0.94%	1.55%
Portfolio turnover rate(f)	16%		39%	24%	47%	51%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund	35

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31, 2019		Year Ended November 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.59		$15.05	$13.17	$13.36	$17.16	$14.13
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.25	0.21	0.17	0.21	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.72		(0.12)	2.62	1.11	(2.29)	3.21
Total from investment operations	0.87		0.13	2.83	1.28	(2.08)	3.53
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.26)	(0.20)	(0.24)	(0.19)	(0.32)
Distributions from net realized gains	(0.89)		(0.33)	(0.75)	(1.23)	(1.53)	(0.18)
Total dividends and distributions	(1.00)		(0.59)	(0.95)	(1.47)	(1.72)	(0.50)
Net asset value, end of period	$14.46		$14.59	$15.05	$13.17	$13.36	$17.16
Total Return(b):	7.02%		1.15%	22.64%	10.86%	(13.25)%	25.53%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$79		$77	$89	$70	$58	$49
Average net assets (in millions)	$79		$79	$81	$67	$59	$26
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.11%	(e)	1.11%	1.03%	1.05%	1.04%	1.02%
Expenses before waivers and/or expense reimbursement	1.36%	(e)	1.36%	1.28%	1.30%	1.29%	1.27%
Net investment income (loss)	2.17%	(e)	1.82%	1.53%	1.28%	1.44%	1.96%
Portfolio turnover rate(f)	16%		39%	24%	47%	51%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended May 31, 2019		Year Ended November 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.62		$15.08	$13.19	$13.39	$17.19	$14.15
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.33	0.28	0.24	0.29	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.72		(0.12)	2.63	1.10	(2.29)	3.22
Total from investment operations	0.91		0.21	2.91	1.34	(2.00)	3.62
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.34)	(0.27)	(0.31)	(0.27)	(0.40)
Distributions from net realized gains	(0.89)		(0.33)	(0.75)	(1.23)	(1.53)	(0.18)
Total dividends and distributions	(1.04)		(0.67)	(1.02)	(1.54)	(1.80)	(0.58)
Net asset value, end of period	$14.49		$14.62	$15.08	$13.19	$13.39	$17.19
Total Return(b):	7.24%		1.70%	23.29%	11.32%	(12.77)%	26.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$258		$227	$259	$210	$197	$234
Average net assets (in millions)	$246		$229	$237	$208	$223	$186
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.55%	(e)	0.56%	0.53%	0.55%	0.54%	0.52%
Expenses before waivers and/or expense reimbursement	0.55%	(e)	0.56%	0.53%	0.55%	0.54%	0.52%
Net investment income (loss)	2.74%	(e)	2.37%	2.03%	1.79%	1.93%	2.50%
Portfolio turnover rate(f)	16%		39%	24%	47%	51%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund	37

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31, 2019		January 26, 2018(a) through November 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.62		$13.96
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.73		0.73
Total from investment operations	0.93		0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.28)
Distributions from net realized gains	(0.89)		-
Total dividends and distributions	(1.05)		(0.28)
Net asset value, end of period	$14.50		$14.62
Total Return(c):	7.33%		6.87%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3		$1
Average net assets (in millions)	$2		$1
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.52%	(e)	0.52%	(e)
Expenses before waivers and/or expense reimbursement	1.29%	(e)	4.18%	(e)
Net investment income (loss)	2.81%	(e)	1.74%	(e)
Portfolio turnover rate(f)	16%		39%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Utility Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON UTILITY FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	PRUAX	PRUTX	PCUFX	JDURX	PRUZX	PRUQX
CUSIP	74441P858	74441P841	74441P833	74441P825	74441P817	74441P726

MF105E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:            Prudential Sector Funds, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	July 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 17, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	July 17, 2019